UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01436

                           Capstone Series Fund, Inc.
                           (Exact name of registrant as specified in charter)

                           5847 San Felipe
                           Suite 4100
                           Houston, TX 77057
                           (Address of principal executive offices)

                           BISYS Fund Services Ohio, Inc.
                           3435 Stelzer Road
                           Columbus, OH 43219
                           (Name and address of agent for service)

Registrant's telephone number, including area code: 800-262-6631

Date of fiscal year end: April 30

Date of reporting period: July 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

CAPSTONE SERIES FUND, INC.
STEWARD SMALL CAP EQUITY FUND

Schedule of Portfolio Investments
July 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                       ------          -----
COMMON STOCKS (99.6%)

AEROSPACE & DEFENSE (2.2%)
AAR Corp.(b)                                            2,960       $    70,093
Applied Signal Technology, Inc.                         1,190            18,231
Armor Holdings, Inc.(b)                                 2,480           128,117
Ceradyne, Inc.(b)                                       2,190           107,069
Cubic Corp.                                             1,560            31,294
Curtiss-Wright Corp.                                    3,840           111,590
EDO Corp.                                               1,500            33,660
Esterline Technologies Corp.(b)                         2,280            96,512
Kaman Corp.                                             2,050            37,618
Moog, Inc.(b)                                           3,270           113,436
Teledyne Technologies, Inc.(b)                          2,950           112,572
Triumph Group, Inc.(b)                                  1,380            66,226
                                                                    -----------
                                                                        926,418
                                                                    -----------
AIR FREIGHT & LOGISTICS (0.5%)
EGL, Inc.(b)                                            2,880           126,461
Hub Group, Inc., Class A(b)                             3,680            83,094
                                                                    -----------
                                                                        209,555
                                                                    -----------
AIRLINES (0.4%)
Frontier Airlines Holdings, Inc.(b)                     3,570            23,134
Mesa Air Group, Inc.(b)                                 3,400            28,764
SkyWest, Inc.                                           5,150           124,887
                                                                    -----------
                                                                        176,785
                                                                    -----------
AUTO COMPONENTS (0.4%)
Drew Industries, Inc.(b)                                1,450            33,829
LKQ Corp.(b)                                            4,120            92,288
Standard Motor Products, Inc.                           1,310            10,218
Superior Industries International, Inc.                 2,200            40,062
                                                                    -----------
                                                                        176,397
                                                                    -----------
AUTOMOBILES (0.1%)
Coachmen Industries, Inc.                               1,560            16,895
Monaco Coach Corp.                                      2,490            26,518
                                                                    -----------
                                                                         43,413
                                                                    -----------
BEVERAGES (0.5%)
Hansen Natural Corp.(b)                                 4,240           194,998
                                                                    -----------
BIOTECHNOLOGY (0.2%)
ArQule, Inc.(b)                                         3,430            17,699
Regeneron Pharmaceuticals, Inc.(b)                      3,750            51,225
Savient Pharmaceuticals, Inc.(b)                        5,640            33,276
                                                                    -----------
                                                                        102,200
                                                                    -----------
BUILDING PRODUCTS (1.2%)
Apogee Enterprises, Inc.                                2,690            38,655
ElkCorp                                                 1,800            44,892
Griffon Corp.(b)                                        2,340            52,931
Lennox International, Inc.                              4,920           112,226

CAPSTONE SERIES FUND, INC.
STEWARD SMALL CAP EQUITY FUND

Schedule of Portfolio Investments
July 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                       ------          -----
NCI Building Systems, Inc.(b)                           1,850       $    86,469
Simpson Manufacturing Co., Inc.                         3,280            91,840
Universal Forest Products, Inc.                         1,480            75,169
                                                                    -----------
                                                                        502,182
                                                                    -----------
CAPITAL MARKETS (0.9%)
Investment Technology Group, Inc.(b)                    3,630           182,807
Labranche & Co., Inc.(b)                                5,090            50,289
Piper Jaffray Cos., Inc.(b)                             1,790            91,630
SWS Group, Inc.                                         1,590            41,451
                                                                    -----------
                                                                        366,177
                                                                    -----------
CHEMICALS (1.4%)
A. Schulman, Inc.                                       2,620            57,326
Arch Chemicals, Inc.                                    2,100            74,424
Georgia Gulf Corp.                                      2,900            73,834
H.B. Fuller Co.                                         2,520           100,749
MacDermid, Inc.                                         2,330            62,980
Material Sciences Corp.(b)                              1,250            11,775
OM Group, Inc.(b)                                       2,420            84,990
OMNOVA Solutions, Inc.(b)                               3,940            23,758
Penford Corp.                                             890            14,338
PolyOne Corp.(b)                                        7,850            65,548
Quaker Chemical Corp.                                     880            16,993
Wellman, Inc.                                           1,840             5,594
                                                                    -----------
                                                                        592,309
                                                                    -----------
COMMERCIAL BANKS (6.2%)
Boston Private Financial Holdings, Inc.                 3,340            83,934
Central Pacific Financial Corp.                         3,050           106,750
Chittenden Corp.                                        4,780           134,892
Community Bank System, Inc.                             2,830            59,883
East West Bancorp, Inc.                                 4,990           201,346
First Bancorp                                           6,930            65,766
First Commonwealth Financial Corp.                      7,250            94,178
First Indiana Corp.                                       940            23,566
First Republic Bank                                     2,150            91,440
Glacier Bancorp, Inc.                                   2,980            91,307
Hanmi Financial Corp.                                   3,750            71,400
Independent Bank Corp.                                  1,900            48,659
Irwin Financial Corp.                                   1,700            33,371
Prosperity Bancshares, Inc.                             2,500            87,925
Provident Bankshares Corp.                              3,310           121,709
Republic Bancorp, Inc.                                  7,320            95,599
South Financial Group, Inc.                             6,780           183,195
Sterling Bancorp                                        1,230            24,809
Sterling Bancshares, Inc.                               4,400            86,196
Sterling Financial Corp.                                3,135           100,226
Susquehanna Bancshares, Inc.                            4,650           112,437
UCBH Holdings, Inc.                                     7,270           121,264
Umpqua Holdings Corp.                                   4,570           119,231
United Bankshares, Inc.                                 3,810           135,749
Whitney Holding Corp.                                   5,620           202,825
Wintrust Financial Corp.                                2,190           105,142
                                                                    -----------
                                                                      2,602,799
                                                                    -----------

CAPSTONE SERIES FUND, INC.
STEWARD SMALL CAP EQUITY FUND

Schedule of Portfolio Investments
July 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                       ------          -----
COMMERCIAL SERVICES & SUPPLIES (4.0%)
ABM Industries, Inc.                                    3,610       $    59,565
Administaff, Inc.                                       1,970            62,272
Angelica Corp.                                            760            12,806
Bowne & Co., Inc.                                       2,960            41,055
Brady Corp.                                             4,250           143,480
CDI Corp.                                               1,200            23,460
Central Parking Corp.                                   1,640            25,223
Coinstar, Inc.(b)                                       2,350            57,317
Consolidated Graphics, Inc.(b)                          1,020            50,174
G & K Services, Inc.                                    1,950            65,774
Healthcare Services Group                               2,440            52,728
Heidrick & Struggles International, Inc.(b)             1,670            53,974
John H. Harland Co.                                     2,450            96,310
Labor Ready, Inc.(b)                                    4,620            75,352
Mobile Mini, Inc.(b)                                    2,850            87,267
NCO Group, Inc.(b)                                      2,710            71,680
On Assignment, Inc.(b)                                  2,440            20,862
School Specialty, Inc.(b)                               1,990            63,680
Spherion Corp.(b)                                       5,200            39,520
Standard Register Co.                                   1,280            15,744
Tetra Tech, Inc.(b)                                     5,080            81,432
United Stationers, Inc.(b)                              2,900           142,593
Volt Information Sciences, Inc.(b)                        800            33,920
Waste Connections, Inc.(b)                              3,890           145,408
Watson Wyatt & Co. Holdings                             3,740           123,270
                                                                    -----------
                                                                      1,644,866
                                                                    -----------
COMMUNICATIONS EQUIPMENT (1.5%)
Bel Fuse, Inc.                                          1,020            32,222
Belden CDT, Inc.                                        3,800           123,310
Black Box Corp.                                         1,460            60,021
Blue Coat Systems, Inc.(b)                              1,300            18,694
C-COR, Inc.(b)                                          4,320            28,555
Comtech Telecommunications Corp.(b)                     1,790            49,690
Digi International, Inc.(b)                             1,920            24,019
Ditech Networks, Inc.(b)                                2,990            24,279
Harmonic, Inc.(b)                                       6,580            33,229
Inter-Tel, Inc.                                         1,980            42,451
NETGEAR, Inc.(b)                                        2,840            54,954
Network Equipment Technologies, Inc.(b)                 2,860             9,038
PC-Tel, Inc.(b)                                         2,090            19,458
Symmetricom, Inc.(b)                                    4,070            28,816
Tollgrade Communications, Inc.(b)                       1,330            12,342
ViaSat, Inc.(b)                                         2,060            50,882
                                                                    -----------
                                                                        611,960
                                                                    -----------
COMPUTERS & PERIPHERALS (1.0%)
Adaptec, Inc.(b)                                        9,620            42,328
Avid Technology, Inc.(b)                                3,430           120,874
Hutchinson Technology, Inc.(b)                          2,210            39,891
Komag, Inc.(b)                                          2,520            96,541
Neoware, Inc.(b)                                        1,730            21,417
Novatel Wireless, Inc.(b)                               2,740            30,304
Synaptics, Inc.(b)                                      2,100            44,142
                                                                    -----------
                                                                        395,497
                                                                    -----------

CAPSTONE SERIES FUND, INC.
STEWARD SMALL CAP EQUITY FUND

Schedule of Portfolio Investments
July 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                       ------          -----
CONSTRUCTION & ENGINEERING (1.2%)
EMCOR Group, Inc.(b)                                    2,710       $   139,619
Insituform Technologies, Inc.(b)                        2,440            52,582
Shaw Group, Inc.(b)                                     6,600           136,554
URS Corp.(b)                                            3,760           148,896
                                                                    -----------
                                                                        477,651
                                                                    -----------
CONSTRUCTION MATERIALS (0.5%)
Headwaters, Inc.(b)                                     3,620            83,767
Texas Industries, Inc.                                  2,110           104,192
                                                                    -----------
                                                                        187,959
                                                                    -----------
CONSUMER FINANCE (0.2%)
Cash America International, Inc.                        2,500            85,625
Rewards Network, Inc.(b)                                2,400            10,800
                                                                    -----------
                                                                         96,425
                                                                    -----------
CONTAINERS & PACKAGING (0.7%)
AptarGroup, Inc.                                        3,090           159,135
Caraustar Industries, Inc.(b)                           2,700            19,062
Chesapeake Corp.                                        1,940            27,645
Myers Industries, Inc.                                  2,810            46,758
Rock-Tenn Co.                                           3,150            54,149
                                                                    -----------
                                                                        306,749
                                                                    -----------
DISTRIBUTORS (0.2%)
Audiovox Corp.(b)                                       2,070            25,937
Building Materials Holding Corp.                        2,620            56,147
                                                                    -----------
                                                                         82,084
                                                                    -----------
DIVERSIFIED CONSUMER SERVICES (0.3%)
Pre-Paid Legal Services, Inc.                             960            34,771
Universal Technical Institute, Inc.(b)                  1,880            37,844
Vertrue, Inc.(b)                                          780            33,119
                                                                    -----------
                                                                        105,734
                                                                    -----------
DIVERSIFIED FINANCIAL SERVICES (0.3%)
Financial Federal Corp.                                 2,320            62,338
Portfolio Recovery Associates, Inc.(b)                  1,390            59,520
                                                                    -----------
                                                                        121,858
                                                                    -----------
DIVERSIFIED TELECOMMUNICATION SERVICES (0.3%)
Commonwealth Telephone Enterprises, Inc.                1,950            65,345
General Communication, Inc.(b)                          4,400            52,492
                                                                    -----------
                                                                        117,837
                                                                    -----------
ELECTRIC UTILITIES (1.3%)
ALLETE, Inc.                                            2,720           126,261
Central Vermont Public Service Corp.                    1,050            23,048
Cleco Corp.                                             4,480           110,746
El Paso Electric Co.(b)                                 4,290            94,037
Green Mountain Power Corp.                                410            13,850
UIL Holdings Corp.                                      1,900            66,177
Unisource Energy Corp.                                  3,130           104,417
                                                                    -----------
                                                                        538,536
                                                                    -----------
ELECTRICAL EQUIPMENT (1.4%)
A.O. Smith Corp.                                        1,840            78,862
Acuity Brands, Inc.                                     3,950           172,734
Baldor Electric Co.                                     2,740            81,104
C&D Technologies, Inc.                                  2,640            18,744
MagneTek, Inc.(b)                                       3,870            10,875

CAPSTONE SERIES FUND, INC.
STEWARD SMALL CAP EQUITY FUND

Schedule of Portfolio Investments
July 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                       ------          -----
REGAL-BELOIT CORP.                                      2,700       $   107,325
Vicor Corp.                                             1,800            20,610
Woodward Governor Co.                                   2,730            80,016
                                                                    -----------
                                                                        570,270
                                                                    -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS (5.2%)
Aeroflex, Inc.(b)                                       6,490            65,809
Agilysys, Inc.                                          2,800            43,876
Anixter International, Inc.                             2,860           157,671
Bell Microproducts, Inc.(b)                             3,250            15,308
Benchmark Electronics, Inc.(b)                          5,560           135,274
Brightpoint, Inc.(b)                                    4,170            61,174
Checkpoint Systems, Inc.(b)                             3,340            55,110
Cognex Corp.                                            4,090            96,524
Coherent, Inc.(b)                                       2,700            86,562
CTS Corp.                                               3,310            47,697
Daktronics, Inc.                                        2,700            75,978
Electro Scientific Industries, Inc.(b)                  2,640            46,411
FLIR Systems, Inc.(b)                                   5,500           132,055
Gerber Scientific, Inc.(b)                              2,150            32,960
Global Imaging Systems, Inc.(b)                         1,970            83,292
Insight Enterprises, Inc.(b)                            4,150            70,301
Itron, Inc.(b)                                          2,080            96,803
Keithley Instruments, Inc.                              1,550            17,500
Littelfuse, Inc.(b)                                     1,980            66,884
LoJack Corp.(b)                                         1,550            24,506
Mercury Computer Systems, Inc.(b)                       1,920            25,805
Methode Electronics, Inc.                               3,370            26,960
MTS Systems Corp.                                       1,690            62,293
Park Electrochemical Corp.                              1,820            44,827
Paxar Corp.(b)                                          3,300            60,786
Photon Dynamics, Inc.(b)                                1,640            17,417
Planar Systems, Inc.(b)                                 1,390            14,678
RadiSys Corp.(b)                                        1,890            39,860
Rogers Corp.(b)                                         1,430            81,510
ScanSource, Inc.(b)                                     2,200            65,450
Technitrol, Inc.                                        3,560            88,217
Trimble Navigation Ltd.(b)                              4,570           219,496
X-Rite, Inc.                                            1,800            16,668
                                                                    -----------
                                                                      2,175,662
                                                                    -----------
ENERGY EQUIPMENT & SERVICES (5.1%)
Atwood Oceanics, Inc.(b)                                2,550           119,672
Bristow Group, Inc.(b)                                  2,040            69,136
CARBO Ceramics, Inc.                                    2,020            78,558
Dril-Quip, Inc.(b)                                        790            66,747
Helix Energy Solutions Group, Inc.(b)                   7,425           289,500
Input/Output, Inc.(b)                                   6,200            60,946
Lone Star Technologies, Inc.(b)                         2,670           125,757
Lufkin Industries, Inc.                                 1,260            78,133
Maverick Tube Corp.(b)                                  3,060           195,197
NS Group, Inc.(b)                                       1,880            95,090
Oceaneering International, Inc.(b)                      4,670           204,172
SEACOR Holdings, Inc.(b)                                1,820           148,057
Unit Corp.(b)                                           4,020           235,733
Veritas DGC, Inc.(b)                                    3,170           181,546
W-H Energy Services, Inc.(b)                            2,630           144,703
                                                                    -----------
                                                                      2,092,947
                                                                    -----------

CAPSTONE SERIES FUND, INC.
STEWARD SMALL CAP EQUITY FUND

Schedule of Portfolio Investments
July 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                       ------          -----
FOOD & STAPLES RETAILING (1.1%)
Casey's General Stores, Inc.                            4,440       $   100,477
Great Atlantic & Pacific Tea Co., Inc.                  1,750            41,563
Longs Drug Stores Corp.                                 2,320            95,398
Nash Finch Co.                                          1,080            24,160
Performance Food Group Co.(b)                           2,910            81,102
United Natural Foods, Inc.(b)                           3,490           105,188
                                                                    -----------
                                                                        447,888
                                                                    -----------
FOOD PRODUCTS (2.0%)
American Italian Pasta Co.(b)                           1,590            13,213
Corn Products International, Inc.                       6,070           201,888
Delta & Pine Land Co.                                   3,100           106,051
Flowers Foods, Inc.                                     4,390           125,027
Hain Celestial Group, Inc.(b)                           3,160            68,256
J & J Snack Foods Corp.                                 1,140            34,303
Lance, Inc.                                             2,540            60,528
Peet's Coffee & Tea, Inc.(b)                            1,170            33,193
Ralcorp Holdings, Inc.(b)                               2,280            95,030
Sanderson Farms, Inc.                                   1,250            32,388
TreeHouse Foods, Inc.(b)                                2,330            55,827
                                                                    -----------
                                                                        825,704
                                                                    -----------
GAS UTILITIES (2.9%)
Atmos Energy Corp.                                      7,510           216,063
Cascade Natural Gas Corp.                               1,150            29,808
Laclede Group, Inc.                                     2,060            68,454
New Jersey Resources Corp.                              2,570           128,320
Northwest Natural Gas Co.                               3,000           113,910
Piedmont Natural Gas Co., Inc.                          7,550           194,337
South Jersey Industries, Inc.                           2,660            78,922
Southern Union Co.                                      8,360           226,891
Southwest Gas Corp.                                     4,010           132,049
                                                                    -----------
                                                                      1,188,754
                                                                    -----------
HEALTH CARE EQUIPMENT & SUPPLIES (6.0%)
American Medical Systems Holdings, Inc.(b)              5,730           104,573
Analogic Corp.                                          1,150            52,601
ArthroCare Corp.(b)                                     2,160            95,126
BioLase Technology, Inc.(b)                             2,140            17,569
Biosite, Inc.(b)                                        1,420            55,352
CONMED Corp.(b)                                         2,320            46,284
Cooper Cos., Inc.                                       3,650           161,330
Cyberonics, Inc.(b)                                     1,820            39,003
Datascope Corp.                                         1,030            31,652
DJ Orthopedics, Inc.(b)                                 1,860            73,414
Greatbatch, Inc.(b)                                     1,860            45,589
Haemonetics Corp.(b)                                    2,280           100,024
Hologic, Inc.(b)                                        3,700           166,167
ICU Medical, Inc.(b)                                    1,260            52,643
IDEXX Laboratories, Inc.(b)                             2,650           234,524
Immucor, Inc.(b)                                        5,595           111,396
Integra LifeSciences Holdings(b)                        1,550            57,133
Intermagnetics General Corp.(b)                         3,270            88,682
Invacare Corp.                                          2,660            55,940
Kensey Nash Corp.(b)                                      900            25,434
Mentor Corp.                                            3,230           143,606
Merit Medical Systems, Inc.(b)                          2,520            36,590

CAPSTONE SERIES FUND, INC.
STEWARD SMALL CAP EQUITY FUND

Schedule of Portfolio Investments
July 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                       ------          -----
Osteotech, Inc.(b)                                      1,820       $     7,062
PolyMedica Corp.                                        1,960            75,872
Possis Medical, Inc.(b)                                 1,820            15,215
ResMed, Inc.(b)                                         6,150           285,421
Respironics, Inc.(b)                                    5,980           212,767
SurModics, Inc.(b)                                      1,330            47,548
Theragenics Corp.(b)                                    3,170             9,890
Viasys Healthcare, Inc.(b)                              2,660            68,522
Vital Signs, Inc.                                         500            25,745
                                                                    -----------
                                                                      2,542,674
                                                                    -----------
HEALTH CARE PROVIDERS & SERVICES (4.0%)
Amedisys, Inc.(b)                                       1,360            51,938
AMERIGROUP Corp.(b)                                     4,220           122,802
AmSurg Corp.(b)                                         2,420            53,651
Centene Corp.(b)                                        3,650            59,313
Chemed Corp.                                            2,170            79,813
Cross Country Healthcare, Inc.(b)                       1,990            35,561
CryoLife, Inc.(b)                                       2,330            13,048
Genesis HealthCare Corp.(b)                             1,590            77,226
Gentiva Health Services, Inc.(b)                        2,260            36,363
Healthways, Inc.(b)                                     2,840           152,565
Hooper Holmes, Inc.                                     6,100            18,300
inVentiv Health Inc.(b)                                 2,350            65,565
LCA-Vision, Inc.                                        1,730            74,650
Matria Healthcare, Inc.(b)                              1,740            42,926
Odyssey Healthcare, Inc.(b)                             2,880            51,869
Owens & Minor, Inc.                                     3,380           102,110
Pediatrix Medical Group, Inc.(b)                        3,960           167,904
RehabCare, Inc.(b)                                      1,390            26,021
Sierra Health Services, Inc.(b)                         4,150           179,196
Sunrise Senior Living, Inc.(b)                          3,570           103,102
United Surgical Partners International, Inc.(b)         3,640            89,908
USANA Health Sciences, Inc.(b)                            770            34,150
                                                                    -----------
                                                                      1,637,981
                                                                    -----------
HEALTH CARE TECHNOLOGY (0.2%)
Dendrite International, Inc.(b)                         3,820            34,800
Per-Se Technologies, Inc.(b)                            2,600            62,062
                                                                    -----------
                                                                         96,862
                                                                    -----------
HOTELS, RESTAURANTS & LEISURE (2.8%)
CEC Entertainment, Inc.(b)                              2,990            88,295
IHOP Corp.                                              1,720            78,191
Jack In the Box, Inc.(b)                                3,060           120,686
Landry's Restaurants, Inc.                              1,500            42,435
Lone Star Steakhouse & Saloon, Inc.                     1,660            38,827
Marcus Corp.                                            2,370            46,784
O'Charley's, Inc.(b)                                    2,090            33,440
P.F. Chang's China Bistro, Inc.(b)                      2,380            71,947
Panera Bread Co.(b)                                     2,710           141,760
Papa John's International, Inc.(b)                      2,170            69,744
RARE Hospitality International, Inc.(b)                 3,030            79,689
Red Robin Gourmet Burgers, Inc.(b)                      1,320            51,282
Ryan's Restaurant Group, Inc.(b)                        3,760            59,258
Sonic Corp.(b)                                          7,590           149,372
Steak n Shake Co.(b)                                    2,480            36,654
Triarc Cos., Inc., Class B                              5,160            72,188
                                                                    -----------
                                                                      1,180,552
                                                                    -----------

CAPSTONE SERIES FUND, INC.
STEWARD SMALL CAP EQUITY FUND

Schedule of Portfolio Investments
July 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                       ------          -----
HOUSEHOLD DURABLES (1.4%)
Bassett Furniture Industries, Inc.                      1,340       $    24,160
Ethan Allen Interiors, Inc.                             2,930           109,348
Interface, Inc.(b)                                      4,410            54,111
La-Z-Boy, Inc.                                          4,800            61,200
Lenox Group, Inc.(b)                                    1,430             9,953
Libbey, Inc.                                            1,180             9,357
M/I Homes, Inc.                                         1,130            36,409
Meritage Homes Corp.(b)                                 1,870            72,500
National Presto Industries, Inc.                          500            27,020
Russ Berrie & Co., Inc.(b)                              1,300            14,313
Skyline Corp.                                             750            28,358
Standard-Pacific Corp.                                  5,470           122,144
                                                                    -----------
                                                                        568,873
                                                                    -----------
HOUSEHOLD PRODUCTS (0.2%)
Spectrum Brands, Inc.(b)                                3,250            22,003
WD-40 Co.                                               1,460            47,610
                                                                    -----------
                                                                         69,613
                                                                    -----------
INDUSTRIAL CONGLOMERATES (0.2%)
Standex International Corp.                             1,030            28,181
Tredegar Corp.                                          2,470            39,075
                                                                    -----------
                                                                         67,256
                                                                    -----------
INSURANCE (3.2%)
Delphi Financial Group, Inc.                            3,915           149,122
Hilb, Rogal & Hobbs Co.                                 3,190           129,195
Infinity Property & Casualty Corp.                      1,810            74,373
LandAmerica Financial Group, Inc.                       1,470            93,830
Philadelphia Consolidated Holding Corp.(b)              4,740           160,544
Presidential Life Corp.                                 1,910            46,107
ProAssurance Corp.(b)                                   2,810           139,685
RLI Corp.                                               1,920            90,778
Safety Insurance Group, Inc.                            1,170            62,080
SCPIE Holdings, Inc.(b)                                   950            21,755
Selective Insurance Group, Inc.                         2,480           126,480
Stewart Information Services Corp.                      1,560            53,633
United Fire & Casualty Co.                              1,590            47,477
Zenith National Insurance Corp.                         3,125           124,938
                                                                    -----------
                                                                      1,319,997
                                                                    -----------
INTERNET SOFTWARE & SERVICES (0.9%)
Bankrate, Inc.(b)                                       1,020            30,692
Digital Insight Corp.(b)                                2,970            70,091
InfoSpace, Inc.(b)                                      2,410            53,165
MIVA, Inc.(b)                                           2,930             8,937
Stamps.com Inc.(b)                                      1,700            34,663
United Online, Inc.                                     5,150            56,187
Webex Communications, Inc.(b)                           2,910            99,754
                                                                    -----------
                                                                        353,489
                                                                    -----------
IT SERVICES (1.8%)
CACI International, Inc.(b)                             2,580           145,383
Carreker Corp.(b)                                       2,310            15,362
Cerner Corp.(b)                                         5,140           208,066
Ciber, Inc.(b)                                          4,790            31,135

CAPSTONE SERIES FUND, INC.
STEWARD SMALL CAP EQUITY FUND

Schedule of Portfolio Investments
July 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                       ------          -----
eFunds Corp.(b)                                         3,930       $    82,648
Gevity HR, Inc.                                         2,340            51,971
Keane, Inc.(b)                                          4,050            58,401
ManTech International Corp.(b)                          1,720            48,487
MAXIMUS, Inc.                                           1,670            45,324
StarTek, Inc.                                           1,070            14,242
TALX Corp.                                              2,745            56,410
                                                                    -----------
                                                                        757,429
                                                                    -----------
LEISURE EQUIPMENT & PRODUCTS (0.6%)
Arctic Cat, Inc.                                        1,290            22,794
JAKKS Pacific, Inc.(b)                                  2,350            38,752
K2, Inc.(b)                                             4,250            44,710
MarineMax, Inc.(b)                                      1,470            30,944
Nautilus Group, Inc.                                    2,960            37,178
RC2 Corp.(b)                                            1,690            57,239
Sturm, Ruger & Co., Inc.                                2,580            17,209
                                                                    -----------
                                                                        248,826
                                                                    -----------
LIFE SCIENCES TOOLS AND SERVICES (0.5%)
Cambrex Corp.                                           2,310            49,226
Enzo Biochem, Inc.(b)                                   2,500            32,225
Kendle International, Inc.(b)                           1,050            30,524
PAREXEL International Corp.(b)                          2,340            69,427
SFBC International, Inc.(b)                             1,590            25,774
                                                                    -----------
                                                                        207,176
                                                                    -----------
MACHINERY (4.7%)
A.S.V., Inc.(b)                                         1,710            26,095
Albany International Corp.                              2,770            99,526
Applied Industrial Technologies, Inc.                   3,360            78,355
Astec Industries, Inc.(b)                               1,580            33,496
Barnes Group, Inc.                                      3,300            56,133
Briggs & Stratton Corp.                                 4,440           113,664
CLARCOR, Inc.                                           4,670           132,768
EnPro Industries, Inc.(b)                               1,920            60,058
Gardner Denver, Inc.(b)                                 4,440           153,846
IDEX Corp.                                              4,610           200,304
JLG Industries, Inc.                                    8,660           156,746
Kaydon Corp.                                            2,610            94,613
Lindsay Manufacturing Co.                               1,140            30,506
Lydall, Inc.(b)                                         1,770            15,859
Mueller Industries, Inc.                                3,120           114,629
Robbins & Myers, Inc.                                   1,190            31,892
The Manitowoc Co., Inc.                                 5,020           197,085
Toro Co.                                                3,900           161,499
Valmont Industries, Inc.                                1,520            77,292
Wabash National Corp.                                   2,780            39,587
Watts Water Technologies, Inc.                          2,420            70,495
Wolverine Tube, Inc.(b)                                 1,690             7,368
                                                                    -----------
                                                                      1,951,816
                                                                    -----------
MARINE (0.4%)
Kirby Corp.(b)                                          4,800           154,128
                                                                    -----------
MEDIA (0.7%)
4Kids Entertainment, Inc.(b)                            1,330            21,666
ADVO, Inc.                                              2,760            99,940
Live Nation, Inc.(b)                                    5,460           114,441
Radio One, Inc., Class D(b)                             5,330            38,269
                                                                    -----------
                                                                        274,316
                                                                    -----------

CAPSTONE SERIES FUND, INC.
STEWARD SMALL CAP EQUITY FUND

Schedule of Portfolio Investments
July 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                       ------          -----
METALS & MINING (2.3%)
A.M. Castle & Co.                                         920       $    30,434
Aleris International, Inc.(b)                           2,630           107,672
AMCOL International Corp.                               1,980            45,877
Brush Engineered Materials, Inc.(b)                     1,740            40,142
Carpenter Technology Corp.                              1,830           180,071
Chaparral Steel Co.(b)                                  1,890           132,659
Cleveland Cliffs, Inc.                                  3,680           133,032
Quanex Corp.                                            3,245           117,761
RTI International Metals, Inc.(b)                       1,990            91,699
Ryerson Tull, Inc.                                      2,190            59,240
Steel Technologies, Inc.                                1,040            24,138
                                                                    -----------
                                                                        962,725
                                                                    -----------
MULTI-UTILITIES (0.4%)
Avista Corp.                                            4,480           111,910
CH Energy Group, Inc.                                   1,140            56,533
                                                                    -----------
                                                                        168,443
                                                                    -----------
MULTILINE RETAIL (0.2%)
Fred's, Inc.                                            3,490            41,846
Tuesday Morning Corp.                                   2,390            34,559
                                                                    -----------
                                                                         76,405
                                                                    -----------
OIL, GAS & CONSUMABLE FUELS (4.2%)
Cabot Oil & Gas Corp.                                   4,270           225,243
Cimarex Energy Co.                                      6,990           285,402
Frontier Oil Corp.                                      9,240           325,709
Massey Energy Co.                                       6,630           177,154
Penn Virginia Corp.                                     1,650           112,629
Petroleum Development Corp.(b)                          1,460            65,028
St. Mary Land & Exploration Co.                         4,990           214,570
Stone Energy Corp.(b)                                   2,380           111,265
Swift Energy Co.(b)                                     2,560           122,880
World Fuel Services Corp.                               2,350           111,202
                                                                    -----------
                                                                      1,751,082
                                                                    -----------
PAPER & FOREST PRODUCTS (0.5%)
Buckeye Technologies, Inc.(b)                           3,050            22,875
Deltic Timber Corp.                                     1,200            59,256
Neenah Paper, Inc.                                      1,580            46,515
Pope & Talbot, Inc.                                     1,750             8,978
Wausau-Mosinee Paper Corp.                              5,250            64,260
                                                                    -----------
                                                                        201,884
                                                                    -----------
PERSONAL PRODUCTS (0.5%)
NBTY, Inc.(b)                                           4,640           137,019
Playtex Products, Inc.(b)                               5,480            62,034
                                                                    -----------
                                                                        199,053
                                                                    -----------
PHARMACEUTICALS (0.8%)
Alpharma, Inc.                                          3,500            79,030
Bradley Pharmaceuticals, Inc.(b)                        1,330            13,486
CNS, Inc.                                               1,240            28,173
Connetics Corp.(b)                                      2,870            27,495
MGI Pharma, Inc.(b)                                     6,460            94,380
Noven Pharmaceuticals, Inc.(b)                          2,000            39,520
Sciele Pharma, Inc.(b)                                  2,370            48,443
                                                                    -----------
                                                                        330,527
                                                                    -----------
RADIO BROADCASTING (0.2%)
Arbitron, Inc.                                          2,600            95,186
                                                                    -----------

CAPSTONE SERIES FUND, INC.
STEWARD SMALL CAP EQUITY FUND

Schedule of Portfolio Investments
July 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                       ------          -----
REAL ESTATE INVESTMENT TRUST (2.7%)
Colonial Properties Trust                               4,680       $   224,312
Entertainment Properties Trust                          2,930           124,730
Glenborough Realty Trust, Inc.                          3,920            87,024
Lexington Corp. Properties Trust                        5,850           116,532
LTC Properties, Inc.                                    2,490            54,954
National Retail Properties, Inc.                        6,340           132,126
New Century Financial Corp.                             4,760           207,822
Parkway Properties, Inc.                                1,590            72,297
Sovran Self Storage, Inc.                               1,950           100,757
                                                                    -----------
                                                                      1,120,554
                                                                    -----------
ROAD & RAIL (1.3%)
Arkansas Best Corp.                                     2,320           103,077
Heartland Express, Inc.                                 5,773            86,884
Kansas City Southern (b)                                6,340           156,090
Knight Transportation, Inc.                             5,310            91,120
Old Dominion Freight Line, Inc.(b)                      2,775            90,410
                                                                    -----------
                                                                        527,581
                                                                    -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.0%)
Actel Corp.(b)                                          2,520            34,171
Advanced Energy Industries, Inc.(b)                     2,650            34,291
Atmi, Inc.(b)                                           3,440            91,401
Axcelis Technologies, Inc.(b)                           8,830            48,830
Brooks Automation, Inc.(b)                              6,560            74,062
Cohu, Inc.                                              2,020            30,664
Cymer, Inc.(b)                                          3,210           125,575
Diodes, Inc.(b)                                         1,720            61,731
DSP Group, Inc.(b)                                      2,690            64,452
ESS Technology, Inc.(b)                                 4,340             7,421
Exar Corp.(b)                                           3,470            44,937
FEI Co.(b)                                              2,260            49,223
Kopin Corp.(b)                                          6,460            21,447
Pericom Semiconductor Corp.(b)                          2,720            22,848
Photronics, Inc.(b)                                     3,690            51,549
Power Integrations, Inc.(b)                             2,720            43,248
Rudolph Technologies, Inc.(b)                           2,280            31,715
Skyworks Solutions, Inc.(b)                            13,800            60,582
Standard Microsystems Corp.(b)                          1,960            52,097
Supertex, Inc.(b)                                       1,110            36,896
Ultratech, Inc.(b)                                      2,160            32,702
Varian Semiconductor Equipment Associates, Inc.(b)      4,995           158,342
Veeco Instruments, Inc.(b)                              2,450            54,586
                                                                    -----------
                                                                      1,232,770
                                                                    -----------
SOFTWARE (3.4%)
Altiris, Inc.(b)                                        2,140            36,936
ANSYS, Inc.(b)                                          2,740           125,738
Captaris, Inc.(b)                                       3,060            14,015
Catapult Communications Corp.(b)                        1,080            10,876
Epicor Software Corp.(b)                                4,730            55,436
EPIQ Systems, Inc.(b)                                   1,190            19,159
Factset Research Systems, Inc.                          3,000           131,699
FileNet Corp.(b)                                        3,650           116,143
Hyperion Solutions Corp.(b)                             5,050           157,357
Internet Security Systems, Inc.(b)                      3,330            74,892
JDA Software Group, Inc.(b)                             2,680            41,460

CAPSTONE SERIES FUND, INC.
STEWARD SMALL CAP EQUITY FUND

Schedule of Portfolio Investments
July 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                       ------          -----
Kronos, Inc.(b)                                         2,710       $    78,617
Manhattan Associates, Inc.(b)                           2,610            54,967
MapInfo Corp.(b)                                        1,950            22,347
MRO Software, Inc.(b)                                   1,980            41,818
Napster, Inc.(b)                                        4,650            12,648
Open Solutions, Inc.(b)                                 1,820            50,323
Phoenix Technologies Ltd.(b)                            2,470            11,733
Progress Software Corp.(b)                              3,650            82,600
Quality Systems, Inc.                                   1,500            49,680
Radiant Systems, Inc.(b)                                2,010            22,050
Secure Computing Corp.(b)                               4,590            25,520
Sonic Solutions(b)                                      2,190            31,120
SPSS, Inc.(b)                                           1,440            38,923
THQ, Inc.(b)                                            5,430           123,207
                                                                    -----------
                                                                      1,429,264
                                                                    -----------
SPECIALTY RETAIL (4.2%)
Aaron Rents, Inc.                                       3,810            91,973
Cato Corp.                                              2,790            67,853
Children's Place Retail Stores, Inc.(b)                 1,820           101,592
Christopher & Banks Corp.                               3,110            87,671
Cost Plus, Inc.(b)                                      1,850            24,957
CPI Corp.                                                 470            15,087
Dress Barn, Inc.(b)                                     3,980            85,888
Finish Line, Inc., Class A                              3,890            47,847
Genesco, Inc.(b)                                        2,020            54,681
Group 1 Automotive, Inc.                                1,840           112,829
Guitar Center, Inc.(b)                                  2,220            94,394
Gymboree Corp.(b)                                       2,740            91,845
Hancock Fabrics, Inc.                                   2,230             7,314
Haverty Furniture Cos., Inc.                            1,930            29,741
Hot Topic, Inc.(b)                                      4,040            59,428
Jo-Ann Stores, Inc.(b)                                  1,860            26,412
Jos. A. Bank Clothiers, Inc.(b)                         1,312            33,036
Men's Wearhouse, Inc.                                   4,460           138,752
Midas Group, Inc.(b)                                    1,370            23,633
Pep Boys - Manny, Moe & Jack, Inc.                      4,790            51,636
Sonic Automotive, Inc.                                  2,610            60,030
Stage Stores, Inc.                                      2,235            66,290
Stein Mart, Inc.                                        2,560            32,998
Tractor Supply Co.(b)                                   2,790           127,615
Tween Brands, Inc.(b)                                   2,790           103,844
Zale Corp.(b)                                           4,110           105,257
                                                                    -----------
                                                                      1,742,603
                                                                    -----------
TEXTILES APPAREL & LUXURY GOODS (2.2%)
Ashworth, Inc.(b)                                       1,380            11,288
Brown Shoe Company, Inc.                                2,400            77,712
Deckers Outdoor Corp.(b)                                  970            41,361
Fossil, Inc.(b)                                         4,080            74,093
K-Swiss, Inc.                                           2,500            69,925
Kellwood Co.                                            2,310            61,100
Oxford Industries, Inc.                                 1,350            47,871
Phillips-Van Heusen Corp.                               3,880           137,856
Quiksilver, Inc.(b)                                     9,880           127,946
Russell Corp.                                           2,970            53,490
Skechers U.S.A., Inc.(b)                                2,210            48,200
Stride Rite Corp.                                       3,680            46,589
Wolverine World Wide, Inc.                              5,100           129,744
                                                                    -----------
                                                                        927,175
                                                                    -----------

CAPSTONE SERIES FUND, INC.
STEWARD SMALL CAP EQUITY FUND

Schedule of Portfolio Investments
July 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                       ------          -----
THRIFTS & MORTGAGE FINANCE (2.4%)
Anchor BanCorp of Wisconsin, Inc.                       1,630       $    48,411
Bank Mutual Corp.                                       3,550            43,736
BankAtlantic Bancorp, Inc.                              4,470            62,044
BankUnited Financial Corp.                              2,880            85,219
Brookline Bancorp, Inc.                                 5,960            77,361
Dime Community Bancshares, Inc.                         2,650            37,021
Downey Financial Corp.                                  1,780           118,102
Fidelity Bankshares, Inc.                               2,010            77,385
FirstFed Financial Corp.(b)                             1,410            79,595
Flagstar Bancorp, Inc.                                  3,430            49,941
Franklin Bank Corp.(b)                                  1,980            38,432
Fremont General Corp.                                   5,490            97,448
Harbor Florida Bancshares, Inc.                         1,840            81,365
MAF Bancorp, Inc.                                       2,850           116,849
                                                                    -----------
                                                                      1,012,909
                                                                    -----------
TRADING COMPANIES & DISTRIBUTORS (0.3%)
Lawson Products, Inc.                                     500            18,255
Watsco, Inc.                                            2,110            93,515
                                                                    -----------
                                                                        111,770
                                                                    -----------
WATER UTILITIES (0.2%)
American States Water Co.                               1,680            63,588
                                                                    -----------
TOTAL COMMON STOCKS (COST $40,665,240)                               41,266,121
                                                                    -----------

SHORT-TERM INVESTMENTS (0.9%)
AIM Short Term Prime Money Market, 5.27%(c)            18,982            18,982
Fifth Third Institutional Government
Money Market Fund, 4.98%(c)                           337,704           337,704
                                                                    -----------

TOTAL SHORT-TERM INVESTMENTS (COST $356,686)                            356,686
                                                                    -----------

TOTAL INVESTMENTS (COST $41,021,926)(a) - 100.5%                    $41,622,807
                                                                    ===========

Percentages indicated are based on net assets as of July 31, 2006.

(a) Cost for federal income tax purposes is $41,038,824. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation                 $ 4,407,198
Unrealized depreciation                  (3,823,215)
                                        -----------
Net unrealized appreciation             $   583,983
                                        ===========

(b) Represents non-income producing security.
(c) Rate shown represents the rate as of July 31, 2006.

SEE NOTES TO THE SCHEDULE OF PORTFOLIO INVESTMENTS.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS
Capstone Series Fund, Inc.
July 31, 2006
(Unaudited)

1) PORTFOLIO VALUATION:

      Fund investments are recorded at market value. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported mean price as of the close of trading. Equity securities traded on NASDAQ use the official closing price. Equity securities which are traded in the over-the-counter market only, but which are not included on NASDAQ, are valued at the last sale price on the day of valuation. Debt securities with a remaining maturity of sixty days or more are valued using a pricing service when such prices are believed to reflect fair market value. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates market value. All other securities and securities with no readily determinable market values are valued using procedures determined in good faith by the Board of Directors.

2) SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

      For financial reporting purposes, portfolio security transactions are recorded on trade date. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date, if the ex-dividend date has passed.

     *For additional information regarding the Fund's valuation of investments and other significant accounting policies, please refer to the most recent annual or semi-annual report.

ITEM 2. CONTROLS AND PROCEDURES.

(A) THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-Q IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(B) THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING (AS DEFINED IN RULE 30A-3(D) UNDER THE UNDER THE ACT (17 CFR 270.30A-3(D)) THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL QUARTER THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Capstone Series Fund, Inc.

By: /s/ Carla Homer
    ---------------
    Carla Homer, Treasurer

Date: September 29, 2006

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Edward L. Jaroski
    ---------------------
    Edward L. Jaroski, President

Date: September 29, 2006

By: /s/ Carla Homer
    ---------------
    Carla Homer, Treasurer

Date: September 29, 2006